Share Based Compensation	12 Months Ended
Dec. 31, 2024
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION
18	SHARE BASED COMPENSATION

Share-based awards granted are measured at fair value on grant date and the value is recognized as share-based compensation expense immediately at the grant date if no vesting conditions are required. The fair values of share options are determined with reference to the fair value of the underlying shares. Share-based compensation expense, when recognized, is charged to the consolidated statements of profit or loss and other comprehensive income (loss) with the corresponding entry to Capital reserve as disclosed in Note 12. On each measurement date, the Company reviews external sources of information to determine the fair value of the shares which measured at the closing market price and related share-based compensation expense.

We recognized share-based compensation expense of $5,158,990, nil and nil in FY2024, FY2023 and 2022, respectively.

●	Restricted Shares

On July 8, 2024, YY Group Holding Limited (the “Company”) entered into employee stock compensation plan with its employees by offering opportunity for them to purchase the Class A ordinary shares in the Company as their incentive for the successful IPO to foster their long-term commitment to the Company in the past.

	Number of shares	Weighted average exercise price		Weighted average grant date FV
Balance as of December 31, 2023	-	-		-
Granted	205,250	0.000477	*	0.76
Cancelled/forfeited	-	-		-
Vested	205,250	0.000477	*	0.76
Balance as of December 31, 2024	-	-		-

	FY2024	FY2023	FY2022
Share-based compensation	155,990	-	-

*	The weighted average exercise price of USD 0.000477 is calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.
●	2023 Share Incentive Plan

YY Group Holding Limited adopted the 2023 Share Incentive Plan for the purpose of granting stock options and incentive stock options to employees, executive and consultants to provide incentives for motivate, attract, and retain the services. For the consultants engaged by the Company shall assist the Company as a strategic business advisor to identify opportunities to expand the Company’s presence in China manpower outsourcing and cleaning services market. Any Class A Ordinary Shares covered by an award granted under the 2023 Share Incentive Plan (or portion of an award) that terminates, expires, lapses or repurchased for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Class A Ordinary Shares that may be issued under the 2023 Share Incentive Plan. The following is the maximum aggregate number of shares which may be issued pursuant to all awards under the 2023 Share Incentive Plan:

	Maximum	Number of shares granted

2023 Share Incentive Plan	3,300,000	3,300,000

	Number of shares	Weighted average exercise price		Weighted average grant date FV
Balance as of December 31, 2023	-	-		-
Granted of December 5, 2024	2,400,000	0.000003	*	1.84
Granted of December 31, 2024	900,000	0.000003	*	1.84
Cancelled/forfeited	-	-		-
Vested	3,300,000	0.000003	*	1.84
Balance as of December 31, 2024	-	-		-

	FY2024	FY2023	FY2022
Share-based compensation	5,003,000	-	-

*	The weighted average exercise price of USD 0.000003 is calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.

(i)	The Employee grant shares vested immediately on the grant date, but Employee agrees that they may not sell, transfer, assign, pledge, or otherwise dispose of any Shares granted under the agreement for a period of 1 year from the date of grant (“Restriction period”). Except for the specified restriction period, no other restrictive legend applies.

(ii)	The Grant shares under 2023 Share Incentive Plan vested immediately. The Shares vested and exercisable on the grant date.